Subsidiary Guarantor Information for Shelf Registration (Condensed Consolidating Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed Consolidating Balance Sheet
Cash and cash equivalents	$ 42.6	$ 54.1	$ 40.5	$ 35.3	$ 58.4	$ 63.1
S-T investments & restricted cash				0
Accounts receivable, net	191.2	160.9		128.9
Inventories, net	178.2	159.0		165.4
Deferred tax assets	9.6	9.3		5.9
Other current assets	20.2	21.8		23.0
Total current assets	454.7	427.4		370.4
Equity investments	5.4	4.9		4.7
Property, plant and equipment, net	153.7	155.6		168.2
Goodwill	73.0	72.1		72.1	61.6
Deferred tax assets	41.5	44.3		26.1
Other noncurrent assets	25.8	26.4		27.7
Total assets	754.1	730.7		669.2
Accounts payable	96.6	102.1		87.9
Accrued liabilities	60.9	63.1		55.4
Short-term debt and current portion of long-term debt	0	0		1.0
Total current liabilities	163.1	170.4		149.4
Long-term debt	314.3	302.1		295.4
Other long-term liabilities	46.7	46.9		38.4
Total liabilities	628.9	623.5		569.3
Total Koppers shareholders' equity	112.5	94.8		88.7
Noncontrolling interests	12.7	12.4		11.2
Total liabilities and equity	754.1	730.7		669.2
Parent [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Koppers Inc. [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Domestic Guarantor Subsidiaries [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Foreign Guarantor Subsidiaries [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Consolidating Adjustments [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	0	0		0
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	0	0		0
Equity investments	0	0		0
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	0	0		0
Accounts payable	0	0		0
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	0	0		0
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	0	0		0
Total Koppers shareholders' equity	0	0		0
Noncontrolling interests	0	0		0
Total liabilities and equity	0	0		0
Shelf Registration [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	42.6	54.1	40.5	35.3	58.4	63.1
S-T investments & restricted cash				0
Accounts receivable, net	192.4	171.5		140.8
Inventories, net	178.2	159.0		165.4
Deferred tax assets	9.6	9.3		5.9
Other current assets	31.9	33.5		23.0
Total current assets	454.7	427.4		370.4
Equity investments	5.4	4.9		4.7
Property, plant and equipment, net	153.7	155.6		168.2
Goodwill	73.0	72.1		72.1
Deferred tax assets	41.5	44.3		26.1
Other noncurrent assets	25.8	26.4		27.7
Total assets	754.1	730.7		669.2
Accounts payable	96.6	102.1		87.9
Accrued liabilities	66.5	68.3		60.5
Short-term debt and current portion of long-term debt				1.0
Total current liabilities	163.1	170.4		149.4
Long-term debt	314.3	302.1		295.4
Other long-term liabilities	151.5	151.0		124.5
Total liabilities	628.9	623.5		569.3
Total Koppers shareholders' equity	112.5	94.8		88.7
Noncontrolling interests	12.7	12.4		11.2
Total liabilities and equity	754.1	730.7		669.2
Shelf Registration [Member] | Parent [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0.2	0
S-T investments & restricted cash				0
Accounts receivable, net	5.8	5.5		16.6
Inventories, net	0	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	5.8	5.5		16.6
Equity investments	111.7	93.9		76.7
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	0	0		0
Total assets	117.5	99.4		93.3
Accounts payable	0.1	0.1		0
Accrued liabilities	4.9	4.5		4.6
Short-term debt and current portion of long-term debt				0
Total current liabilities	5.0	4.6		4.6
Long-term debt	0	0		0
Other long-term liabilities	0	0		0
Total liabilities	5.0	4.6		4.6
Total Koppers shareholders' equity	112.5	94.8		88.7
Noncontrolling interests	0	0		0
Total liabilities and equity	117.5	99.4		93.3
Shelf Registration [Member] | Koppers Inc. [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	8.4	12.9	37.5
S-T investments & restricted cash				0
Accounts receivable, net	113.1	112.6		80.3
Inventories, net	99.0	74.8		78.3
Deferred tax assets	10.9	10.7		7.4
Other current assets	7.2	6.8		6.9
Total current assets	230.2	204.9		181.3
Equity investments	77.1	77.1		77.1
Property, plant and equipment, net	100.3	102.0		94.7
Goodwill	39.8	39.8		39.5
Deferred tax assets	41.2	43.7		65.4
Other noncurrent assets	17.7	18.4		21.6
Total assets	506.3	485.9		479.6
Accounts payable	353.4	344.5		492.5
Accrued liabilities	30.2	27.2		(6.3)
Short-term debt and current portion of long-term debt				0.1
Total current liabilities	383.6	371.7		486.3
Long-term debt	413.0	400.8		295.4
Other long-term liabilities	116.6	116.5		99.6
Total liabilities	913.2	889.0		881.3
Total Koppers shareholders' equity	(406.9)	(403.1)		(401.7)
Noncontrolling interests	0	0		0
Total liabilities and equity	506.3	485.9		479.6
Shelf Registration [Member] | Domestic Guarantor Subsidiaries [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	300.8	283.5		457.4
Inventories, net	0	0		1.2
Deferred tax assets	(1.5)	(1.5)		(1.5)
Other current assets	0.3	0.3		0.3
Total current assets	299.6	282.3		457.4
Equity investments	26.5	26.3		26.2
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	(10.5)	(10.5)		(43.8)
Other noncurrent assets	126.8	131.2		0
Total assets	442.4	429.3		439.8
Accounts payable	14.9	9.5		11.8
Accrued liabilities	(0.9)	(0.9)		34.8
Short-term debt and current portion of long-term debt				0
Total current liabilities	14.0	8.6		46.6
Long-term debt	0	0		0
Other long-term liabilities	2.6	2.5		2.9
Total liabilities	16.6	11.1		49.5
Total Koppers shareholders' equity	425.8	418.2		390.3
Noncontrolling interests	0	0		0
Total liabilities and equity	442.4	429.3		439.8
Shelf Registration [Member] | Foreign Guarantor Subsidiaries [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	11.3	28.4	28.8	14.7	36.9	18.7
S-T investments & restricted cash				0
Accounts receivable, net	86.1	70.7		81.3
Inventories, net	40.8	49.0		71.3
Deferred tax assets	0	0		0
Other current assets	7.4	8.7		8.8
Total current assets	145.6	156.8		176.1
Equity investments	19.8	19.3		19.4
Property, plant and equipment, net	26.6	26.5		46.9
Goodwill	26.0	25.2		25.4
Deferred tax assets	12.4	12.1		5.3
Other noncurrent assets	20.2	15.7		0.9
Total assets	250.6	255.6		274.0
Accounts payable	19.6	28.6		95.9
Accrued liabilities	24.6	31.7		20.4
Short-term debt and current portion of long-term debt				0
Total current liabilities	44.2	60.3		116.3
Long-term debt	64.5	62.7		0
Other long-term liabilities	20.3	19.9		13.3
Total liabilities	129.0	142.9		129.6
Total Koppers shareholders' equity	121.6	112.7		144.4
Noncontrolling interests	0	0		0
Total liabilities and equity	250.6	255.6		274.0
Shelf Registration [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	31.3	25.7	11.7	12.2	8.4	6.9
S-T investments & restricted cash				0
Accounts receivable, net	75.2	54.1		67.2
Inventories, net	38.5	35.2		14.6
Deferred tax assets	0.2	0.1		0
Other current assets	17.0	17.7		7.0
Total current assets	162.2	132.8		101.0
Equity investments	14.1	13.5		13.7
Property, plant and equipment, net	26.8	27.1		26.6
Goodwill	7.2	7.1		7.2
Deferred tax assets	(1.6)	(1.0)		(0.8)
Other noncurrent assets	40.3	40.9		5.1
Total assets	249.0	220.4		152.8
Accounts payable	96.8	74.3		49.7
Accrued liabilities	7.7	5.8		7.0
Short-term debt and current portion of long-term debt				0.9
Total current liabilities	104.5	80.1		57.6
Long-term debt	16.4	18.5		0
Other long-term liabilities	12.1	12.1		8.7
Total liabilities	133.0	110.7		66.3
Total Koppers shareholders' equity	103.3	97.3		75.3
Noncontrolling interests	12.7	12.4		11.2
Total liabilities and equity	249.0	220.4		152.8
Shelf Registration [Member] | Consolidating Adjustments [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0	0	0	0	0
S-T investments & restricted cash				0
Accounts receivable, net	(388.6)	(354.9)		(562.0)
Inventories, net	(0.1)	0		0
Deferred tax assets	0	0		0
Other current assets	0	0		0
Total current assets	(388.7)	(354.9)		(562.0)
Equity investments	(243.8)	(225.2)		(208.4)
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Deferred tax assets	0	0		0
Other noncurrent assets	(179.2)	(179.8)		0.1
Total assets	(811.7)	(759.9)		(770.3)
Accounts payable	(388.2)	(354.9)		(562.0)
Accrued liabilities	0	0		0
Short-term debt and current portion of long-term debt				0
Total current liabilities	(388.2)	(354.9)		(562.0)
Long-term debt	(179.6)	(179.9)		0
Other long-term liabilities	(0.1)	0		0
Total liabilities	(567.9)	(534.8)		(562.0)
Total Koppers shareholders' equity	(243.8)	(225.1)		(208.3)
Noncontrolling interests	0	0		0
Total liabilities and equity	$ (811.7)	$ (759.9)		$ (770.3)